9. SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Warrant activity
	Number of Warrants	Weighted Average Exercise Price	Warrants Exercisable	Weighted Average Exercise Price
Outstanding December 31, 2015	3,865,797	$2.00	3,509,697	$2.00
Issued	668,166	$0.40
Canceled / exercised
Expired
Outstanding December 31, 2016	4,533,963	$1.70	3,865,797	$2.00
Issued	–
Canceled / exercised	–
Expired	(166,666)	$0.68
Outstanding December 31, 2017	4,367,297	$1.75	4,367,297	$1.75
Issued	–
Canceled / exercised	–
Expired	(1,235,741)	$1.54
Outstanding December 31, 2018	3,131,556	$1.84	3,131,556	$1.84

Warrants outstanding
	Warrants Outstanding
Range of Exercise Price	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life (yrs)
$0.20 - $22.50	3,131,556	$1.84	.12 – 3.98